Income tax expense	12 Months Ended
Dec. 31, 2012
Income Tax Expense
Income tax expense

NXT periodically earns revenues while operating outside of Canada as a non-resident within certain foreign jurisdictions.  Payments made to NXT for services rendered to clients in such countries may be subject to withholding taxes, which are only recoverable in certain circumstances.  During 2012, NXT incurred foreign withholding taxes on a portion of its revenues that were generated in Latin and South America.  Although such foreign taxes paid can potentially be utilized in Canada as a foreign tax credit against future taxable earnings from the foreign jurisdictions, a full valuation allowance has been provided against this benefit.

Income tax expense is different from the expected amount that would be computed by applying the statutory Canadian federal and provincial income tax rates to NXT's income (loss) before income taxes as follows:

	2012	2011	2010

Net income (loss) before income taxes	$2,489,149	$(3,584,601)	$(4,452,428)
Canadian statutory income tax rate	25.0%	26.5%	28.0%
Income tax (recovery) at statutory income tax rate	622,287	(949,919)	(1,246,680)
Effect of non- deductible expenses and other items:
Stock-based compensation and other expenses	12,149	100,736	161,788
Non-capital losses expiring in the year	-	373,240	205,156
Foreign exchange adjustment	42,389	(42,965)	103,007
Tax rate reduction	-	48,066	842,818
Other	(2,148)	(2,715)	12,226
	674,677	(473,557)	78,315
Change in valuation allowance	(674,677)	473,557	(78,315)
Income taxes paid in foreign jurisdictions	426,421	-	-
Current income tax expense	$426,421	$-	$-

The Company has significant unrecorded deferred income tax assets for which a full valuation allowance has been provided due to uncertainty regarding their potential utilization, as follows:

	2012	2011	2010
Net operating losses carried forward:
USA (expiration dates 2020 to 2026)	$1,908,285	$2,014,577	$1,970,205
Canada (expiration dates 2014 to 2031)	3,269,542	3,805,274	3,410,240
Timing differences on property and equipment and financing costs	2,132,545	2,177,153	2,051,012
	7,310,372	7,997,004	7,431,457
Less valuation allowance	(7,310,372)	(7,997,004)	(7,431,457)
	-	-	-

Certain income taxation years remain subject to review and assessment by the relevant tax authorities in Canada and the United States.  NXT has no unrecorded tax benefits and no amounts are included in these consolidated financial statements for amounts related to interest and penalties on income tax balances.